Share-Based Compensation - Share Options Rollforward (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Number of Options
Beginning balance (shares)	5,936,239
Granted (shares)	96,500
Exercised (shares)	(14,976)
Canceled or forfeited (shares)	(102,814)
Ending balance (shares)	5,914,949	5,936,239
Exercisable (shares)	1,735,080
Vested and expected to vest (shares)	5,914,949
Weighted-Average Exercise Price
Beginning balance weighted average exercise price (usd per share)	$ 17.71
Granted weighted average exercise price (usd per share)	8.81
Exercised weighted average exercise price (usd per share)	1.77
Canceled or forfeited weighted average exercise price (usd per share)	24.62
Ending balance weighted average exercise price (usd per share)	17.49	$ 17.71
Exercisable weighted average exercise price (usd per share)	17.48
Vested and expected to vest weighted average exercise price (usd per share)	$ 17.49
Weighted average contractual term outstanding (years)	8 years 9 months 14 days	9 years 7 days
Weighted average contractual term exercisable (years)	8 years 2 months 1 day
Weighted average contractual term vested and expected to vest (years)	8 years 9 months 14 days
Options outstanding (aggregate intrinsic value)	$ 2,885	$ 11,873
Options exercisable (aggregate intrinsic value)	2,013
Options vested and expected to vest (aggregate intrinsic value)	$ 2,885